Financial instruments - financial and other risks - Schedule of Contractual Maturity for Secured and Unsecred Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 3,807,930	$ 3,634,280
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	31,501	18,994
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	93,139	140,710
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	462,365	419,070
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	1,187,553	1,049,739
3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	919,044	1,095,717
5 plus years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 1,114,328	$ 910,050